SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Life (Details) - Office equipment	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		5 years